CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and bank balances [Line Items]
Restricted cash, current portion	$ 3,167	$ 2,138
Cash on hand	357	438
Cash at bank	32,029	33,060
Cash and bank balances	35,553	35,636
Less: Restricted cash, current portion	(3,167)	(2,138)
Cash and Cash Equivalents Not part of Disposal Group	32,386	33,498
Add: Cash and cash equivalents included in the disposal group held for sale (Note 40)	141	0
Cash and cash equivalents in the statements of cash flows	32,527	33,498
Restricted cash
Current and Non Current	12,778	13,765
Short Term [Member]
Restricted cash
Current	3,167	2,138
Long Term [Member]
Restricted cash
Non-current	$ 9,611	$ 11,627